Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and cash equivalent balance

	At December 31	At December 31
(in thousands)	2024	2023

Cash	$1,113	$2,650
Cash in MLJV and MWJV	2,969	1,036
Cash equivalents	104,436	127,368
	$108,518	$131,054